Segment Reporting - Schedule of Significant Expense Categories and Net Loss (Details) - Chief Operating Decision Maker [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Sales		$ 1,046,664	$ 932,154	$ 620,508
Other segment items	[1]	(678,470)	5,700,956	1,382,961
Net loss		5,412,163	11,054,230	3,771,379
Payroll and payroll related [Member]
Segment Reporting Information [Line Items]
Cost of Sales	[1]	232,284	188,740	40,602
Research and Development expenses	[1]	1,521,736	1,366,896	520,133
Selling and Marketing expenses	[1]	619,001	459,042	100,885
General and Administrative expenses	[1]	497,582	325,662	348,740
Others [Member]
Segment Reporting Information [Line Items]
Cost of Sales	[1]	559,265	564,836	396,967
Material, subcontractors, consultants and other [Member]
Segment Reporting Information [Line Items]
Research and Development expenses	[1]	750,569	745,807	108,045
Professional services, tradeshows and others [Member]
Segment Reporting Information [Line Items]
Selling and Marketing expenses	[1]	956,635	616,306	383,313
Professional services, facility related and other [Member]
Segment Reporting Information [Line Items]
General and Administrative expenses	[1]	$ 2,000,225	$ 2,018,139	$ 1,110,241

[1]	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items